Other Financial Assets	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Other Financial Assets
8.	OTHER FINANCIAL ASSETS
The composition of the other financial assets as of December 31, 2023 and 2022 is as follows:

Composition	12/31/2023	12/31/2022
Sundry debtors (see Note 12)	103,795,538	82,226,448
Receivables from other spot sales pending settlement	69,689,064	31,906,396
Private securities	26,390,995	14,039,085
Receivables from spot sales of foreign currency pending settlement	1,413,273	49,842,133
Receivables from spot sales of government securities pending settlement	93,988	1,521,526
Other	593,807	1,191,593

Subtotal	201,976,665	180,727,181

Less: Allowances for ECL	(595,276)	(283,507)

Total	201,381,389	180,443,674

Disclosures related to allowance for ECL are detailed in item 9.4 of Note 9 “Loss allowance for expected credit losses on credit exposures not measured at fair value through profit or loss”.